VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET
VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET

As of June 30, 2019, the Company leased in three vessels on long-term time charter from Ship Finance (December 2018: three vessels), all of which are classified as finance leases.

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2018	140,501	(49,825)	90,676
Depreciation	—	(5,967)
Balance at June 30, 2019	140,501	(55,792)	84,709

The outstanding obligations under capital leases as of June 30, 2019 are payable as follows:

(in thousands of $)
Year 1	17,579
Year 2	17,557
Year 3	16,419
Year 4	17,557
Year 5	17,606
Thereafter	33,588
Minimum lease payments	120,306
Less: imputed interest	(26,984)
Present value of obligations under capital leases	93,322

The outstanding obligations under capital leases as of December 31, 2018 are payable as follows:

(in thousands of $)
2019	18,795
2020	17,606
2021	17,557
2022	16,419
2023	17,557
Thereafter	42,387
Minimum lease payments	130,321
Less: imputed interest	(30,537)
Present value of obligations under capital leases	99,784

The Company recognized the following (expenses) gains in relation to the amortization of finance lease assets and obligations in the six months ended June 30, 2018 and June 30, 2019:

(in thousands of $)	June 30, 2019	June 30, 2018
Depreciation of vessels under finance lease	(5,967)	(15,827)
Interest expense on obligations under finance lease	(3,552)	(10,069)
Contingent rental income	2,555	13,145
Total finance lease expense, net	(6,964)	(12,751)

The remaining periods on these leases at June 30, 2019 range from 6 to 8 years (December 31, 2018: 6 to 8 years). The weighted average discount in relation to these leases is 7.5%.